Right-of-use asset - Schedule of right-of-use asset (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 243,818
Depreciation	(48,764)
Impairment	(67,644)
Ending balance	$ 127,410